Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table sets forth information regarding the Company’s performance and the “compensation actually paid” (or CAP) to our NEOs, as calculated in accordance with SEC disclosure rules. The Compensation & Talent Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion & Analysis section.

Pay Versus Performance Table

(a)	(b)1,4	(c)1,5	(d)2,4	(e)2,5	(f)3,4	(g)3,5	(h)6		(i)	(j)7
							Value of Initial Fixed $100 Investment based on:
Year	Summary Comp Table for Mr. Smith	CAP to Mr. Smith	Summary Comp Table for Mr. Vassalluzzo	CAP to Mr. Vassalluzzo	Avg Summary Comp Table for Non-PEO NEOs NEOs	Average CAP to Non-PEO NEOs	ODP TSR	Peer Group TSR	GAAP Net Income ($M)	Adjusted EBITDA ($M)

2024	$9,462,889	$(11,974,806)	$861,474	$861,474	$1,651,633	$(1,043,301)	88	204	$(3.0)	$267.60

2023	$10,835,279	$16,437,429	$450,028	$450,028	$2,502,777	$3,384,198	216	174	$139.0	$414.00

2022	$10,523,743	$18,007,970	$-	$-	$2,771,219	$2,325,768	175	152	$166.0	$436.00

2021	$10,981,650	$20,717,104	$-	$-	$2,681,894	$4,153,001	150	173	$(208.0)	$476.00

2020	$ 9,860,654	$20,767,397	$-	$-	$2,777,657	$4,115,442	110	122	$(319.0)	$514.00

(1)
Columns (b) and (c) reflect Mr. Smith, who served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020. Mr. Smith also served as the PEO for the majority of 2023 and 2024, and while he was on temporary leave for part of 2023 and 2024, Joseph S. Vassalluzzo served as the Interim Principal Executive Officer (“PEO”). Mr. Smith returned to be the PEO in 2024.
(2)
Columns (d) and (e) reflect Mr. Vassalluzzo, who served as the Interim PEO for part of 2023 and 2024 while Mr. Smith was on temporary leave. Mr. Smith returned to his duties and responsibilities as PEO effective February 1, 2024.
(3)
Columns (f) and (g) reflect other NEOs for the applicable years as follows:

2024: A. Scaglione, J. Gannfors, S. Hlavinka, D. Centrella, M. Hood, A. Haggard

2023: A. Scaglione, J. Gannfors, Z. Maloney, and D. Centrella

2022: A. Scaglione, S. Hlavinka, J. Gannfors, T. Leeper, and D. Bleisch

2021: A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch

2020: A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch

(4)
Column (b) represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Smith, column (d) represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Vassalluzzo, and column (f) represents the average of the total compensation reported in the Summary Compensation Table for the other NEOs listed in footnote 3 for each applicable year.
(5)
Columns (c), (e), and (g) represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Smith, Mr. Vassalluzzo, and for the average of the other NEOs is set forth following the footnotes to this table.
(6)
Column (h) displays Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 28, 2019 and ending on the last fiscal day in 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 1500 Specialty Retail Index.
(7)
Column (j) reflects the company selected measure. Adjusted EBITDA is a non-GAAP financial measure. We used Adjusted EBITDA as reported in our fourth quarter fiscal year 2024, 2023, 2022, 2021, and 2020 earnings press releases and adjusted them in accordance with the categories of excluded items as discussed on page 48 of the CD&A.

Reconciliation of CAP Adjustments

	2024			2023

	PEO - Smith	PEO - Vassalluzzo	Average Other NEOs	PEO - Smith	PEO - Vassalluzzo	Average Other NEOs

Summary Compensation Table (SCT) Total	9,462,889	861,474	1,651,633	10,835,279	450,028	2,502,777

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	(8,000,000)	(707,534)	(1,070,833)	(8,000,000)	(157,528)	(1,275,000)

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year	2,886,544	-	325,047	9,890,052	-	1,576,208

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year	(14,407,616)	-	(1,063,618)	3,696,254	-	537,240

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year	(1,916,623)	-	(165,490)	15,844	-	42,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	-	707,534	-	-	157,528	-

Less Fair Value of Awards Forfeited During Fiscal Year	-	-	(720,040)	-	-	-

Compensation Actually Paid (CAP)	(11,974,806)	861,474	(1,043,301)	16,437,429	450,028	3,384,198

	2022		2021		2020

	PEO - Smith	Average Other NEOs	PEO - Smith	Average Other NEOs	PEO - Smith	Average Other NEOs

Summary Compensation Table (SCT) Total	10,523,743	2,771,219	10,981,650	2,681,894	9,860,654	2,777,657

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	(7,500,000)	(1,352,054)	(7,500,000)	(1,187,500)	(7,500,000)	(1,738,266)

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year	8,626,020	1,226,650	7,632,588	1,208,471	14,776,635	2,776,733

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year	4,366,182	337,246	4,738,637	855,889	4,427,539	338,481

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year	1,992,025	61,573	4,864,228	594,248	(797,431)	(39,163)

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	-	-	-	-	-	-

Less Fair Value of Awards Forfeited During Fiscal Year	-	(718,866)	-	-	-	-

Compensation Actually Paid (CAP)	18,007,970	2,325,768	20,717,104	4,153,001	20,767,397	4,115,442

In the tables above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Categories with no values are excluded from the table above, which include: Value of Dividends or Other Earnings on Stock or Option Awards, and Pension Service Cost.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Columns (f) and (g) reflect other NEOs for the applicable years as follows:

2024: A. Scaglione, J. Gannfors, S. Hlavinka, D. Centrella, M. Hood, A. Haggard

2023: A. Scaglione, J. Gannfors, Z. Maloney, and D. Centrella

2022: A. Scaglione, S. Hlavinka, J. Gannfors, T. Leeper, and D. Bleisch

2021: A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch

2020: A. Scaglione, J. Gannfors, T. Leeper, and D. Bleisch

Peer Group Issuers, Footnote
(6)
Column (h) displays Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 28, 2019 and ending on the last fiscal day in 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 1500 Specialty Retail Index.

Adjustment To PEO Compensation, Footnote

Reconciliation of CAP Adjustments

	2024			2023

	PEO - Smith	PEO - Vassalluzzo	Average Other NEOs	PEO - Smith	PEO - Vassalluzzo	Average Other NEOs

Summary Compensation Table (SCT) Total	9,462,889	861,474	1,651,633	10,835,279	450,028	2,502,777

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	(8,000,000)	(707,534)	(1,070,833)	(8,000,000)	(157,528)	(1,275,000)

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year	2,886,544	-	325,047	9,890,052	-	1,576,208

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year	(14,407,616)	-	(1,063,618)	3,696,254	-	537,240

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year	(1,916,623)	-	(165,490)	15,844	-	42,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	-	707,534	-	-	157,528	-

Less Fair Value of Awards Forfeited During Fiscal Year	-	-	(720,040)	-	-	-

Compensation Actually Paid (CAP)	(11,974,806)	861,474	(1,043,301)	16,437,429	450,028	3,384,198

	2022		2021		2020

	PEO - Smith	Average Other NEOs	PEO - Smith	Average Other NEOs	PEO - Smith	Average Other NEOs

Summary Compensation Table (SCT) Total	10,523,743	2,771,219	10,981,650	2,681,894	9,860,654	2,777,657

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	(7,500,000)	(1,352,054)	(7,500,000)	(1,187,500)	(7,500,000)	(1,738,266)

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year	8,626,020	1,226,650	7,632,588	1,208,471	14,776,635	2,776,733

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year	4,366,182	337,246	4,738,637	855,889	4,427,539	338,481

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year	1,992,025	61,573	4,864,228	594,248	(797,431)	(39,163)

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	-	-	-	-	-	-

Less Fair Value of Awards Forfeited During Fiscal Year	-	(718,866)	-	-	-	-

Compensation Actually Paid (CAP)	18,007,970	2,325,768	20,717,104	4,153,001	20,767,397	4,115,442

Non-PEO NEO Average Total Compensation Amount	$ 1,651,633	$ 2,502,777	$ 2,771,219	$ 2,681,894	$ 2,777,657
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,043,301)	3,384,198	2,325,768	4,153,001	4,115,442
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of CAP Adjustments

	2024			2023

	PEO - Smith	PEO - Vassalluzzo	Average Other NEOs	PEO - Smith	PEO - Vassalluzzo	Average Other NEOs

Summary Compensation Table (SCT) Total	9,462,889	861,474	1,651,633	10,835,279	450,028	2,502,777

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	(8,000,000)	(707,534)	(1,070,833)	(8,000,000)	(157,528)	(1,275,000)

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year	2,886,544	-	325,047	9,890,052	-	1,576,208

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year	(14,407,616)	-	(1,063,618)	3,696,254	-	537,240

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year	(1,916,623)	-	(165,490)	15,844	-	42,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	-	707,534	-	-	157,528	-

Less Fair Value of Awards Forfeited During Fiscal Year	-	-	(720,040)	-	-	-

Compensation Actually Paid (CAP)	(11,974,806)	861,474	(1,043,301)	16,437,429	450,028	3,384,198

	2022		2021		2020

	PEO - Smith	Average Other NEOs	PEO - Smith	Average Other NEOs	PEO - Smith	Average Other NEOs

Summary Compensation Table (SCT) Total	10,523,743	2,771,219	10,981,650	2,681,894	9,860,654	2,777,657

Less Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	(7,500,000)	(1,352,054)	(7,500,000)	(1,187,500)	(7,500,000)	(1,738,266)

Plus Year-End Fair Value for Awards Granted During Year That Remain Unvested as of Last Day of Fiscal Year	8,626,020	1,226,650	7,632,588	1,208,471	14,776,635	2,776,733

Plus Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year	4,366,182	337,246	4,738,637	855,889	4,427,539	338,481

Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year	1,992,025	61,573	4,864,228	594,248	(797,431)	(39,163)

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	-	-	-	-	-	-

Less Fair Value of Awards Forfeited During Fiscal Year	-	(718,866)	-	-	-	-

Compensation Actually Paid (CAP)	18,007,970	2,325,768	20,717,104	4,153,001	20,767,397	4,115,442

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures Used to Link Company Performance and CAP

The following table lists the performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid to our Named Executive Officers, for fiscal year 2024, to Company performance.

Tabular List of Performance Measures

Adjusted EBITDA	Net Sales	Relative TSR

Total Shareholder Return Amount	$ 88	216	175	150	110
Peer Group Total Shareholder Return Amount	204	174	152	173	122
Net Income (Loss)	$ (3,000,000)	$ 139,000,000	$ 166,000,000	$ (208,000,000)	$ (319,000,000)
Company Selected Measure Amount	267,600,000	414,000,000	436,000,000	476,000,000	514,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA as reported in our fourth quarter fiscal year 2024, 2023, 2022, 2021, and 2020 earnings press releases and adjusted them in accordance with the categories of excluded items as discussed on page 48 of the CD&A.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Joseph S. Vassalluzzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 861,474	$ 450,028
PEO Actually Paid Compensation Amount	$ 861,474	$ 450,028
PEO Name	Joseph S. Vassalluzzo	Joseph S. Vassalluzzo
Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,462,889	$ 10,835,279	$ 10,523,743	$ 10,981,650	$ 9,860,654
PEO Actually Paid Compensation Amount	(11,974,806)	16,437,429	$ 18,007,970	$ 20,717,104	$ 20,767,397
PEO Name			Mr. Smith	Mr. Smith	Mr. Smith
PEO | Joseph S. Vassalluzzo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(707,534)	(157,528)
PEO | Joseph S. Vassalluzzo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,534	157,528
PEO | Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,000,000)	(8,000,000)	$ (7,500,000)	$ (7,500,000)	$ (7,500,000)
PEO | Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,886,544	9,890,052	8,626,020	7,632,588	14,776,635
PEO | Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,916,623)	15,844	1,992,025	4,864,228	(797,431)
PEO | Smith [Member] | Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,407,616)	3,696,254	4,366,182	4,738,637	4,427,539
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,070,833)	(1,275,000)	(1,352,054)	(1,187,500)	(1,738,266)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,047	1,576,208	1,226,650	1,208,471	2,776,733
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,490)	42,973	61,573	594,248	(39,163)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(720,040)		(718,866)
Non-PEO NEO | Change in Fair Value of Unvested Equity Awards from Last Day of Prior Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,063,618)	$ 537,240	$ 337,246	$ 855,889	$ 338,481